Consultancy and Professional Fees (Details) - Schedule of Consultancy and Professional Fees - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Consultancy and Professional Fees [Abstract]
Audit fees	$ 432,500	$ 695,086	$ 1,399,593
Legal fees	572,079	981,085	1,137,615
Consultancy fees	721,096	438,536	3,583,286
Total	$ 1,725,675	$ 2,114,707	$ 6,120,494